Retirement Plans (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 13,683	$ 14,438
Accumulated benefit obligation	13,535	14,282
Fair value of plan assets	10,312	10,923
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	190	182
Accumulated benefit obligation	177	168
Fair value of plan assets	$ 118	$ 126